Equity	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Equity

Note 11 – Equity

Ordinary shares

Infobird Cayman was established under the laws of the Cayman Islands on March 26, 2020.

On April 22, 2021, the Company completed its initial public offering (“IPO”) of 6,250,000 ordinary shares, par value $0.001 per share, and on June 8, 2021, issued 125,000 ordinary shares pursuant to the underwriter’s partial exercise of its over-allotment option in connection with the IPO, at a public offering price of $4.00 per share, which resulted in net proceeds to the Company of approximately $20.8 million after deducting underwriting discounts and commissions and other expenses.

During the year ended December 31, 2021, the Company granted 70,000 ordinary shares to two consulting firms based on grant date fair value of $150,600 to be amortized over stated services period.

On September 9, 2022, the Company effected the 1-for-5 Share Consolidation of its ordinary shares pursuant to the Company’s second amended and restated memorandum and articles of association. The Company has retroactively restated all share and per share data for all of the periods presented pursuant to ASC 260 to reflect the Share Consolidation. Prior to September 9, 2022, the authorized number of ordinary shares was 50,000,000 (pre-Share Consolidation) ordinary shares with a par value of $0.001 (pre-Share Consolidation) per ordinary share, and 19,000,000 (pre-Share Consolidation) ordinary shares were issued on March 26, 2020.

Upon execution of 1-for-5 Share Consolidation in 2022, the Company recognized additional 4,315 shares of ordinary share due to round up.

On September 29, 2022, the Company has entered into a Securities Purchase Agreement (the “Agreement 1”) with a purchaser. Pursuant to the Agreement 1, the Company agreed to sell to this purchaser 500,000 shares of common stock for a consideration of $277,500. On September 29, 2022, the Company issued 500,000 shares to this purchaser.

On October 8, 2022, the Company has entered into a Securities Purchase Agreement (the “Agreement 2”) with a purchaser. Pursuant to the Agreement 2, the Company agreed to sell to this purchaser 500,000 shares of common stock for a consideration of $287,500. On October 8, 2022, the Company issued 500,000 shares to this purchaser.

On November 9, 2022, the Company has entered into a Securities Purchase Agreement (the “Agreement 3”) with a purchaser. Pursuant to the Agreement 3, the Company agreed to sell to this purchaser 500,000 shares of common stock for a consideration of $202,500. On November 9, 2022, the Company issued 500,000 shares to this purchaser.

On December 23, 2022, we issued the convertible notes (the “2022 CB”) in the aggregate principal amount of US$6.25 million pursuant to the convertible note purchase agreement dated November 25, 2022, under which the holder of the 2022 CB (the “2022 CB Holder”) may subscribe at eighty percent of the face value up to US$12.5 million in aggregate principal amount of our two-year convertible notes. On the same date of the 2022 CB issuance, the 2022 CB Holder elected to convert the 2022 CB at the conversion price of US$0.5, representing the floor price of the conversion price, resulting in the issuance of 12.5 million ordinary shares.

On February 28, 2023, the Company issued 3,846,000 units (each, a “Unit”) at a per Unit price of $1.30. Each Unit comprises: (1) one ordinary share, and (2) 0.65 of a warrant to purchase one ordinary share. In a concurrent private placement we also sold unregistered warrant to purchase 2,884,500 ordinary shares. The net proceeds of this offering was $4,522,314. On February 28, 2023, the Company issued 3,846,000 ordinary shares.

Upon execution of 1-for-5 Share Consolidation in May 2023, the Company recognized additional 12,321 shares of ordinary share due to round up.

On May 31, 2023, the Company issued 499,980 shares of ordinary shares for the exercise of the warrants issued on February 28, 2023.

As of June 30, 2023 and December 31, 2022, the Company had 1,000,000,000 authorized ordinary shares, par value $0.025 per share, of which 5,100,164 and 3,818,663 were issued and outstanding, respectively, which were retroactively restated to reflect 1-for-5 share consolidation effective on September 9, 2022 and 1-for-5 share consolidation effective on May 15, 2023.

Warrants

In connection with the IPO, on April 22, 2021, the Company issued warrants to purchase 125,000 ordinary shares at $20.00 per share, are exercisable upon issuance and will expire on March 31, 2026 which is five years from the effective of the registration statement. As of June 30, 2023, the Company had warrants to purchase 125,000 ordinary shares outstanding with an exercise price of $20.00 per share and remaining lives of 2.75 years.

The Company’s outstanding warrants are classified as equity since they qualify for exception from derivative accounting as they are considered to be indexed to the Company’s own stock and require net share settlement. The fair value of the warrants of approximately $1.3 million is valued based on the Black-Scholes-Merton model and is recorded as additional paid-in capital from common stock based on the relative fair value of net proceeds received using the following assumptions:

Annual dividend yield	—
Expected life (years)	5.0
Risk-free interest rate	0.92%
Expected volatility	95.15%

Following is a summary of the status of warrants outstanding and exercisable as of June 30, 2023:

	Warrants	Weighted Average Exercise Price
Warrants outstanding, as of December 31, 2021	125,000	$20.0
Issued	—	—
Exercised	—	—
Expired	—	—
Warrants outstanding, as of December 31, 2022	125,000	20.0
	—	—
Warrants outstanding, as of June 30, 2023 (unaudited)	125,000	$20.0

Warrants exercisable, as of June 30, 2023 (unaudited)	125,000	$20.0

Share-based compensation

During the year ended December 31, 2021, the Company granted 70,000 ordinary shares to two consulting firms based on grant date fair value of $150,600 to be amortized over the services period. For the six months ended June 30, 2023 and 2022, share based compensation expense was amounted to nil  and $10,134, respectively. As of June 30, 2023, the share-based compensations had been fully amortized by the Company.

Restricted assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by Infobird WFOE, Infobird Beijing, Infobird Anhui, Infobird Guiyang and Qishuo (collectively “Infobird PRC entities”) only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying unaudited interim condensed consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of Infobird PRC entities.

Infobird PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, Infobird PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. Infobird PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to a discretionary surplus fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

As a result of the foregoing restrictions, Infobird PRC entities are restricted in their ability to transfer their assets to the Company. Foreign exchange and other regulation in the PRC may further restrict Infobird PRC entities from transferring funds to the Company in the form of dividends, loans and advances. As of June 30, 2023 and December 31, 2022, amounts restricted are the paid-in-capital, registered capital and statutory reserves of Infobird PRC entities, which amounted to approximately $19.8 million and $19.3 million, respectively.

Statutory reserves

As of June 30, 2023 and December 31, 2022, The Company’s PRC entities collectively attributed $449,136 of retained earnings for the statutory reserves.